NEUBERGER&BERMAN
EQUITY ASSETS

      SUPPLEMENT TO THE PROSPECTUS DATED DECEMBER 15, 1997

I. THE SECTION "INVESTMENT PROGRAMS - NEUBERGER&BERMAN GUARDIAN PORTFOLIO" ON PAGE 19 OF THE PROSPECTUS IS REVISED BY ADDING THE FOLLOWING PARAGRAPH:

INVESTMENT PROGRAM-NEUBERGER&BERMAN GUARDIAN PORTFOLIO

      For purposes of managing cash flow, the Portfolio at times may invest in financial instruments, the return on which is intended to approximate the performance of a recognized securities index, such as the S&P "500" Index. These may include options and futures on securities indices, options on such futures, and instruments structured as investment companies.


II.  THE  FOLLOWING   PARAGRAPHS  ARE  ADDED  TO  THE  SECTION  "DESCRIPTION  OF
INVESTMENTS" ON PAGE 38 OF THE PROSPECTUS:

DESCRIPTION OF INVESTMENTS

      OTHER INVESTMENT COMPANIES. Neuberger&Berman GUARDIAN Portfolio at times may invest in instruments structured as investment companies to gain exposure to the performance of a recognized securities index, such as the S&P "500" Index. As a shareholder in an investment company, the Portfolio would bear its pro rata share of that investment company's expenses. Investment in other funds may involve the payment of substantial premiums above the value of such issuer's portfolio securities. Neuberger&Berman GUARDIAN Portfolio does not intend to invest in such funds unless, in the judgment of N&B Management, the potential benefits of such investment justify the payment of any applicable premium or sales charge.

      The Portfolio's investment in such securities is limited to (i) 3% of the total voting stock of any one investment company, (ii) 5% of the Portfolio's total assets with respect to any one investment company and (iii) 10% of the Portfolio's total assets in the aggregate.

      GENERAL RISKS OF OPTIONS, FUTURES AND FORWARD CONTRACTS. Neuberger & Berman GUARDIAN Portfolio may use options and futures on securities indices, and options on such futures, to increase its exposure to the broad equity markets. Such contracts are often closed out prior to the delivery date. The primary risks in using put and call options, futures contracts, and options on futures contracts ("Financial Instruments") are (1) imperfect correlation or no correlation between changes in market value of the securities index and the prices of the Financial Instruments; (2) possible lack of a liquid secondary market for Financial Instruments and the resulting inability to close them out when desired; and (3) the fact that the use of Financial Instruments is a highly specialized activity that involves skills, techniques, and risks (including price volatility and a high degree of leverage) different from those associated with selection of portfolio securities. When the Portfolio uses Financial Instruments, it will place cash or appropriate liquid securities in a segregated account or will "cover" its position, to the extent required by SEC staff policy. Another risk of Financial Instruments is the possible inability of a Portfolio to purchase or sell a security at a time that would otherwise be favorable for it to do so, or the possible need for a Portfolio to sell a security at a disadvantageous time, due to its need to maintain cover or to segregate securities in connection with its use of Financial Instruments. Losses that may arise from certain futures transactions are potentially unlimited.


III. THE PARAGRAPH REGARDING THE PORTFOLIO MANAGEMENT OF NEUBERGER&BERMAN PARTNERS PORTFOLIO IN THE SECTION "MANAGEMENT AND ADMINISTRATION - INVESTMENT MANAGER, ADMINISTRATOR, DISTRIBUTOR, ANd SUB-ADVISER" (PAGE 31) IS REVISED TO READ AS fOLLOWS:

MANAGEMENT AND ADMINISTRATION

INVESTMENT MANAGER, ADMINISTRATOR, DISTRIBUTOR AND SUB-ADVISER

      Neuberger&Berman PARTNERS Portfolio -- Michael M. Kassen, Robert I. Gendelman, and S. Basu Mullick are co-managers of the Portfolio. Mr. Kassen, Mr. Gendelman, and Mr. Mullick are Vice Presidents of N&B Management. Mr. Kassen and Mr. Gendelman are principals of Neuberger&Berman. Mr. Kassen, Mr. Gendelman and Mr. Mullick have had responsibility for Neuberger&Berman PARTNERS Portfolio since June 1990, October 1994, and October 1998, respectively. Mr. Kassen has been an employee of N&B Management since 1990. Mr. Gendelman was a portfolio manager for another mutual fund manager from 1992 to 1993. Mr. Mullick was a portfolio manager for a prominent investment adviser from 1993 to 1998.




The date of this Supplement is October 1, 1998.

NEUBERGER&BERMAN
EQUITY ASSETS


SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION DATED DECEMBER 15, 1997


I. THE FINAL PARAGRAPH IN THE SECTION "INVESTMENT INFORMATION - INVESTMENT POLICIES AND LIMITATIONS" (PAGE 4) IS REVISED TO READ AS FOLLOWS:

      Each Portfolio (except Neuberger&Berman GUARDIAN Portfolio) as an operating policy, does not intend to invest in futures contracts and options thereon during the coming year. In addition, although the Portfolios do not have policies limiting their investment in warrants, no Portfolio currently intends to invest in warrants unless acquired in units or attached to securities.

II. THE SECTION HEADING "OPTIONS ON SECURITIES, FORWARD CONTRACTS, AND OPTIONS ON FOREIGN CURRENCIES (COLLECTIVELY, 'HEDGING INSTRUMENTS')" (PAGE 15) IS REVISED TO READ "FUTURES, OPTIONS ON FUTURES, OPTIONS ON SECURITIES AND INDICES, FORWARD CONTRACTS, AND OPTIONS ON FOREIGN CURRENCIES (COLLECTIVELY, 'FINANCIAL INSTRUMENTS') AND IS REVISED BY ADDING THE FOLLOWING:

FUTURES CONTRACTS AND OPTIONS THEREON (NEUBERGER&BERMAN GUARDIAN PORTFOLIO).

      Neuberger&Berman GUARDIAN Portfolio may purchase and sell stock index futures contracts, and may purchase and sell options thereon. For purposes of managing cash flow, the managers may use such futures and options to increase the Portfolio's exposure to the performance of a recognized securities index, such as the S&P "500" Index.

      A "sale" of a futures contract (or a "short" futures position) entails the assumption of a contractual obligation to deliver the securities or currency underlying the contract at a specified price at a specified future time. A "purchase" of a futures contract (or a "long" futures position) entails the assumption of a contractual obligation to acquire the securities or currency underlying the contract at a specified price at a specified future time. Certain futures, including stock and bond index futures, are settled on a net cash payment basis rather than by the sale and delivery of the securities underlying the futures.

      U.S. futures contracts (except certain currency futures) are traded on exchanges that have been designated as "contract markets" by the CFTC; futures transactions must be executed through a futures commission merchant that is a member of the relevant contract market. In both U.S. and foreign markets, an exchange's affiliated clearing organization guarantees performance of the contracts between the clearing members of the exchange.

      Although futures contracts by their terms may require the actual delivery or acquisition of the underlying securities or currency, in most cases the contractual obligation is extinguished by being offset before the expiration of the contract. A futures position is offset by buying (to offset an earlier sale) or selling (to offset an earlier purchase) an identical futures contract calling for delivery in the same month. This may result in a profit or loss. While futures contracts entered into by the Portfolio will usually be liquidated in this manner, the Portfolio may instead make or take delivery of underlying securities whenever it appears economically advantageous for it to do so.

      "Margin" with respect to a futures contract is the amount of assets that must be deposited by the Portfolio with, or for the benefit of, a futures commission merchant in order to initiate and maintain the Portfolio's futures positions. The margin deposit made by the Portfolio when it enters into a futures contract ("initial margin") is intended to assure its performance of the contract. If the price of the futures contract changes -- increases in the case of a short (sale) position or decreases in the case of a long (purchase) position -- so that the unrealized loss on the contract causes the margin deposit not to satisfy margin requirements, the Portfolio will be required to make an additional margin deposit ("variation margin"). However, if favorable price changes in the futures contract cause the margin deposit to exceed the required margin, the excess will be paid to the Portfolio. In computing its NAV, the Portfolio marks to market the value of its open futures positions. The Portfolio also must make margin deposits with respect to options on futures that it has written (but not with respect to options on futures that it has purchased). If the futures commission merchant holding the margin deposit goes bankrupt, the Portfolio could suffer a delay in recovering its funds and could ultimately suffer a loss.

      An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in the contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the option exercise period. The writer of the option is required upon exercise to assume a short futures position (if the option is a call) or a long futures position (if the option is a put). Upon exercise of the option, the accumulated cash balance in the writer's futures margin account is delivered to the holder of the option. That balance represents the amount by which the market price of the futures contract at exercise exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option. Options on futures have characteristics and risks similar to those of securities options, as discussed herein.

      Although the Portfolio believes that the use of futures contracts will benefit it, if N&B Management's judgment about the general direction of the markets or about interest rate or currency exchange rate trends is incorrect, the Portfolio's overall return would be lower than if it had not entered into any such contracts. The prices of futures contracts are volatile and are influenced by, among other things, actual and anticipated changes in interest or currency exchange rates, which in turn are affected by fiscal and monetary policies and by national and international political and economic events. At best, the correlation between changes in prices of futures contracts and of securities being hedged can be only approximate due to differences between the futures and securities markets or differences between the securities or currencies underlying a Portfolio's futures position and the securities held by or to be purchased for the Portfolio. The currency futures market may be dominated by short-term traders seeking to profit from changes in exchange rates. This would reduce the value of such contracts used for hedging purposes over a short-term period. Such distortions are generally minor and would diminish as the contract approaches maturity.

      Because of the low margin deposits required, futures trading involves an extremely high degree of leverage; as a result, a relatively small price movement in a futures contract may result in immediate and substantial loss, or gain, to the investor. Losses that may arise from certain futures transactions are potentially unlimited.

      Most U.S. futures exchanges limit the amount of fluctuation in the price of a futures contract or option thereon during a single trading day; once the daily limit has been reached, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day, however; it thus does not limit potential losses. In fact, it may increase the risk of loss, because prices can move to the daily limit for several consecutive trading days with little or no trading, thereby preventing liquidation of unfavorable futures and options positions and subjecting traders to substantial losses. If this were to happen with respect to a position held by the Portfolio, it could (depending on the size of the position) have an adverse impact on the NAV of the Portfolio.

PUT AND  CALL  OPTIONS  ON  SECURITIES  INDICES  (NEUBERGER&BERMAN  GUARDIAN
      PORTFOLIO).

For purposes of managing cash flow, Neuberger & Berman GUARDIAN Portfolio may purchase put and call options on securities indices to increase the Portfolio's exposure to the performance of a recognize securities index, such as the S&P "500" Index . All securities index options purchased by Neuberger & Berman GUARDIAN Portfolio will be listed and traded on an exchange.

      The Portfolio may write securities index options to close out positions in such options that it has purchased. The Portfolio currently does not expect to invest a substantial portion of its assets in securities index options.

      Unlike a securities option, which gives the holder the right to purchase or sell a specified security at a specified price, an option on a securities index gives the holder the right to receive a cash "exercise settlement amount" equal to (1) the difference between the exercise price of the option and the value of the underlying securities index on the exercise date (2) multiplied by a fixed "index multiplier." A securities index fluctuates with changes in the market values of the securities included in the index. Options on stock indices are currently traded on the Chicago Board Options Exchange, the New York Stock Exchange ("NYSE"), the American Stock Exchange, and other U.S. and foreign exchanges.

      The effectiveness of hedging through the purchase of securities index options will depend upon the extent to which price movements in the securities being hedged correlate with price movements in the selected securities index. Perfect correlation is not possible because the securities held or to be acquired by the Portfolio will not exactly match the composition of the securities indices on which options are available.

      Securities index options have characteristics and risks similar to those of securities options, as discussed herein.

The date of this Supplement is October 1, 1998.

NEUBERGER&BERMAN
EQUITY ASSETS

      SUPPLEMENT TO THE PROSPECTUS DATED DECEMBER 15, 1997


I. THE SECTION WHICH PROVIDES A SUMMARY OF THE FEATURES OF NEUBERGER&BERMAN FOCUS ASSETS (PAGE 4) IS ReVISED TO READ AS FOLLOWS:

--------------------------------------------------------------------------------
FOCUS ASSETS               Value   fund,   more       Invests   principally   in
                           concentrated  portfolio    common   stocks   selected
                           than  Guardian.   May      from  13    multi-industry
                           invest without regard to   sectors  of  the  economy.
                           market  capitalization.    To   maximize    potential
                                                      return,    the   Portfolio
                                                      normally  makes  at  least
                                                      90% of its  investments in
                                                      not more than six  sectors
                                                      of the economy believed by
                                                      the  portfolio  manager to
                                                      be undervalued.
--------------------------------------------------------------------------------


II. THE FOLLOWING DISCLOSURE REGARDING NEUBERGER&BERMAN FOCUS PORTFOLIO IS ADDED TO PAGE 17 OF THE PROSPECTUS:

INVESTMENT PROGRAMS - NEUBERGER&BERMAN FOCUS PORTFOLIO

      The   Portfolio   may  invest  in  stocks  of   companies  of  any  market
capitalization. For more information, see "Special Considerations of Small- and Mid-Cap Company Stocks" on page 20.

III. THE FOLLOWING DISCLOSURE REGARDING NEUBERGER&BERMAN GUARDIAN PORTFOLIO IS ADDED TO PAGE 19 OF THE PROSPECTUS:

INVESTMENT PROGRAMS - NEUBERGER&BERMAN GUARDIAN PORTFOLIO

      For purposes of managing cash flow, Neuberger&Berman GUARDIAN Portfolio at times may invest in financial instruments, the return on which is intended to approximate the performance of a recognized securities index, such as the S&P "500" Index. These may include options and futures on securities indices, options on such futures, and instruments structured as investment companies.

IV. THE PARAGRAPHS REGARDING THE PORTFOLIO MANAGEMENT OF NEUBERGER&BERMAN FOCUS PORTFOLIO, NEUBERGER&BERMAN GUArDIAN PORTFOLIO, AND NEUBERGER&BERMAN PARTNERS PORTFOLIO IN THE SECTION "MANAgEMENT AND ADMINISTRATION - INVESTMENT MANAGER, ADMINISTRATOR, DISTRIBUTOR, AND SUB-ADVISER" (PAGES 30-31) ARE
REVISED TO READ AS FOLLOWS:

MANAGEMENT AND ADMINISTRATION

INVESTMENT MANAGER, ADMINISTRAToR, DISTRIBUTOR AND SUB-ADVISER

      Neuberger&Berman FOCUS Portfolio -- Kent C. Simons is manager of the Portfolio. Mr. Simons is Vice President of N&B Management and a principal of Neuberger&Berman. Mr. Simons has had responsibility for Neuberger&Berman FOCUS Portfolio since 1988.

      Neuberger&Berman GUARDIAN Portfolio -- Kevin L. Risen and Rick White are co-managers of the Portfolio. Mr. Risen is a Vice President of N&B Management and a principal of Neuberger&Berman. Mr. Risen has had responsibility for Neuberger&Berman GUARDIAN Portfolio since 1996, and during the prior year, he was a portfolio manager for Neuberger&Berman. He was a research analyst at Neuberger&Berman from 1992 to 1995. Mr. White is a Vice President of N&B Management. He has had responsibility for Neuberger&Berman GUARDIAN Portfolio since September 1998. From 1989 to September 1998, he was a portfolio manager for a mutual fund managed by a prominent investment adviser.

      Neuberger&Berman PARTNERS Portfolio -- Michael M. Kassen, Robert I. Gendelman, and S. Basu Mullick are co-managers of the Portfolio. Mr. Kassen, Mr. Gendelman, and Mr. Mullick are Vice Presidents of N&B Management. Mr. Kassen and Mr. Gendelman are principals of Neuberger&Berman. Mr. Kassen, Mr. Gendelman and Mr. Mullick have had responsibility for Neuberger&Berman PARTNERS Portfolio since June 1990, October 1994, and October 1998, respectively. Mr. Kassen has been an employee of N&B Management since 1990. Mr. Gendelman was a portfolio manager for another mutual fund manager from 1992 to 1993. Mr. Mullick was a portfolio manager for a prominent investment adviser from 1993 to 1998.

V.  THE  FOLLOWING   PARAGRAPHS  ARE  ADDED  TO  THE  SECTION   "DESCRIPTION  OF
INVESTMENTS" ON PAGE 38 OF THE PROSPECTUS:

DESCRIPTION OF INVESTMENTS

      OTHER INVESTMENT COMPANIES. Neuberger&Berman GUARDIAN Portfolio at times may invest in instruments structured as investment companies to gain exposure to the performance of a recognized securities index, such as the S&P "500" Index. As a shareholder in an investment company, the Portfolio would bear its pro rata share of that investment company's expenses. Investment in other funds may involve the payment of substantial premiums above the value of such issuer's portfolio securities. Neuberger&Berman GUARDIAN Portfolio does not intend to invest in such funds unless, in the judgment of N&B Management, the potential benefits of such investment justify the payment of any applicable premium or sales charge.

      The Portfolio's investment in such securities is limited to (i) 3% of the total voting stock of any one investment company, (ii) 5% of the Portfolio's total assets with respect to any one investment company and (iii) 10% of the Portfolio's total assets in the aggregate.

      GENERAL RISKS OF OPTIONS, FUTURES AND FORWARD CONTRACTS. Neuberger & Berman GUARDIAN Portfolio may use options and futures on securities indices, and options on such futures, to increase its exposure to the broad equity markets. Such contracts are often closed out prior to the delivery date. The primary risks in using put and call options, futures contracts, and options on futures contracts ("Financial Instruments") are (1) imperfect correlation or no correlation between changes in market value of the securities index and the prices of the Financial Instruments; (2) possible lack of a liquid secondary market for Financial Instruments and the resulting inability to close them out when desired; and (3) the fact that the use of Financial Instruments is a highly specialized activity that involves skills, techniques, and risks (including price volatility and a high degree of leverage) different from those associated with selection of portfolio securities. When the Portfolio uses Financial Instruments, it will place cash or appropriate liquid securities in a segregated account or will "cover" its position, to the extent required by SEC staff policy. Another risk of Financial Instruments is the possible inability of a Portfolio to purchase or sell a security at a time that would otherwise be favorable for it to do so, or the possible need for a Portfolio to sell a security at a disadvantageous time, due to its need to maintain cover or to segregate securities in connection with its use of Financial Instruments. Losses that may arise from certain futures transactions are potentially unlimited.




The date of this Supplement is October 1, 1998.

NEUBERGER&BERMAN
EQUITY ASSETS


SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION DATED DECEMBER 15, 1997


I. THE FINAL PARAGRAPH IN THE SECTION "INVESTMENT INFORMATION - INVESTMENT POLICIES AND LIMITATIONS" (PAGE 4) IS REVISED TO READ AS FOLLOWS:

      Each Portfolio (except Neuberger&Berman GUARDIAN Portfolio) as an operating policy, does not intend to invest in futures contracts and options thereon during the coming year. In addition, although the Portfolios do not have policies limiting their investment in warrants, no Portfolio currently intends to invest in warrants unless acquired in units or attached to securities.

II. THE SECTION HEADING "OPTIONS ON SECURITIES, FORWARD CONTRACTS, AND OPTIONS ON FOREIGN CURRENCIES (COLLECTiVELY, `HEDGING INSTRUMENTS')" (PAGE 15) IS REVISED TO READ "FUTURES, OPTIoNS ON FUTURES, OPTIONS ON SECURITIES AND INDICES, FORWARD CONTRACTS, aND OPTIONS ON FOREIGN CURRENCIES (COLLECTIVELY, `FINANCIAL INSTRUMENTS') AND IS REVISED BY ADDING THE following:

FUTURES CONTRACTS AND OPTIONS THEREON (NEUBERGER&BERMAN GUARDIAN PORTFOLIO).

      Neuberger&Berman GUARDIAN Portfolio may purchase and sell stock index futures contracts, and may purchase and sell options thereon. For purposes of managing cash flow, the managers may use such futures and options to increase the Portfolio's exposure to the performance of a recognized securities index, such as the S&P "500" Index.

      A "sale" of a futures contract (or a "short" futures position) entails the assumption of a contractual obligation to deliver the securities or currency underlying the contract at a specified price at a specified future time. A "purchase" of a futures contract (or a "long" futures position) entails the assumption of a contractual obligation to acquire the securities or currency underlying the contract at a specified price at a specified future time. Certain futures, including stock and bond index futures, are settled on a net cash payment basis rather than by the sale and delivery of the securities underlying the futures.

      U.S. futures contracts (except certain currency futures) are traded on exchanges that have been designated as "contract markets" by the CFTC; futures transactions must be executed through a futures commission merchant that is a member of the relevant contract market. In both U.S. and foreign markets, an exchange's affiliated clearing organization guarantees performance of the contracts between the clearing members of the exchange.

      Although futures contracts by their terms may require the actual delivery or acquisition of the underlying securities or currency, in most cases the contractual obligation is extinguished by being offset before the expiration of the contract. A futures position is offset by buying (to offset an earlier sale) or selling (to offset an earlier purchase) an identical futures contract calling for delivery in the same month. This may result in a profit or loss. While futures contracts entered into by the Portfolio will usually be liquidated in this manner, the Portfolio may instead make or take delivery of underlying securities whenever it appears economically advantageous for it to do so.

      "Margin" with respect to a futures contract is the amount of assets that must be deposited by the Portfolio with, or for the benefit of, a futures commission merchant in order to initiate and maintain the Portfolio's futures positions. The margin deposit made by the Portfolio when it enters into a futures contract ("initial margin") is intended to assure its performance of the contract. If the price of the futures contract changes -- increases in the case of a short (sale) position or decreases in the case of a long (purchase) position -- so that the unrealized loss on the contract causes the margin deposit not to satisfy margin requirements, the Portfolio will be required to make an additional margin deposit ("variation margin"). However, if favorable price changes in the futures contract cause the margin deposit to exceed the required margin, the excess will be paid to the Portfolio. In computing its NAV, the Portfolio marks to market the value of its open futures positions. The Portfolio also must make margin deposits with respect to options on futures that it has written (but not with respect to options on futures that it has purchased). If the futures commission merchant holding the margin deposit goes bankrupt, the Portfolio could suffer a delay in recovering its funds and could ultimately suffer a loss.

      An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in the contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the option exercise period. The writer of the option is required upon exercise to assume a short futures position (if the option is a call) or a long futures position (if the option is a put). Upon exercise of the option, the accumulated cash balance in the writer's futures margin account is delivered to the holder of the option. That balance represents the amount by which the market price of the futures contract at exercise exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option. Options on futures have characteristics and risks similar to those of securities options, as discussed herein.

      Although the Portfolio believes that the use of futures contracts will benefit it, if N&B Management's judgment about the general direction of the markets or about interest rate or currency exchange rate trends is incorrect, the Portfolio's overall return would be lower than if it had not entered into any such contracts. The prices of futures contracts are volatile and are influenced by, among other things, actual and anticipated changes in interest or currency exchange rates, which in turn are affected by fiscal and monetary policies and by national and international political and economic events. At best, the correlation between changes in prices of futures contracts and of securities being hedged can be only approximate due to differences between the futures and securities markets or differences between the securities or currencies underlying a Portfolio's futures position and the securities held by or to be purchased for the Portfolio. The currency futures market may be dominated by short-term traders seeking to profit from changes in exchange rates. This would reduce the value of such contracts used for hedging purposes over a short-term period. Such distortions are generally minor and would diminish as the contract approaches maturity.

      Because of the low margin deposits required, futures trading involves an extremely high degree of leverage; as a result, a relatively small price movement in a futures contract may result in immediate and substantial loss, or gain, to the investor. Losses that may arise from certain futures transactions are potentially unlimited.

      Most U.S. futures exchanges limit the amount of fluctuation in the price of a futures contract or option thereon during a single trading day; once the daily limit has been reached, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day, however; it thus does not limit potential losses. In fact, it may increase the risk of loss, because prices can move to the daily limit for several consecutive trading days with little or no trading, thereby preventing liquidation of unfavorable futures and options positions and subjecting traders to substantial losses. If this were to happen with respect to a position held by the Portfolio, it could (depending on the size of the position) have an adverse impact on the NAV of the Portfolio.

PUT  AND  CALL  OPTIONS  ON  SECURITIES   INDICES   (NEUBERGER&BERMAN   GUARDIAN
PORTFOLIO).

For purposes of managing cash flow, Neuberger & Berman GUARDIAN Portfolio may purchase put and call options on securities indices to increase the Portfolio's exposure to the performance of a recognize securities index, such as the S&P "500" Index . All securities index options purchased by Neuberger & Berman GUARDIAN Portfolio will be listed and traded on an exchange.

      The Portfolio may write securities index options to close out positions in such options that it has purchased. The Portfolio currently does not expect to invest a substantial portion of its assets in securities index options.

      Unlike a securities option, which gives the holder the right to purchase or sell a specified security at a specified price, an option on a securities index gives the holder the right to receive a cash "exercise settlement amount" equal to (1) the difference between the exercise price of the option and the value of the underlying securities index on the exercise date (2) multiplied by a fixed "index multiplier." A securities index fluctuates with changes in the market values of the securities included in the index. Options on stock indices are currently traded on the Chicago Board Options Exchange, the New York Stock Exchange ("NYSE"), the American Stock Exchange, and other U.S. and foreign exchanges.

      The effectiveness of hedging through the purchase of securities index options will depend upon the extent to which price movements in the securities being hedged correlate with price movements in the selected securities index. Perfect correlation is not possible because the securities held or to be acquired by the Portfolio will not exactly match the composition of the securities indices on which options are available.

     Securities index options have characteristics and risks similar to those of securities options, as discussed herein.


The date of this Supplement is October 1, 1998.